Trade Receivables and Reseller Financing - Summary of Movements in the Allowance Losses on Doubtful Debts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reseller Financing - Ipiranga [member]
Disclosure of financial assets [line items]
Beginning balance	R$ 156,006	R$ 139,699
Additions	74,745	30,601
Reversals	(29,791)	(14,294)
Write-offs	(3,949)
Ending balance	197,011	156,006
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	404,886	385,080
Additions	194,220	189,192
Reversals	(203,994)	(119,640)
Write-offs	(13,016)	(49,746)
Ending balance	R$ 382,096	R$ 404,886